Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2012	December 31, 2011
Finished goods	$652,414	$610,569
Raw materials and purchased components	175,440	163,030
Health care supplies	131,687	133,769
Work in process	73,805	60,128
Inventories	$1,033,346	$967,496